Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses
Research and Development Expenses

18.  Research and Development Expenses

Research and development expenses consist of the following:

	For the Year Ended December 31,
	2023	2024	2025
Employee compensation	8,998,415	8,829,163	7,641,448
Design and development expenses	3,019,403	2,561,769	1,699,274
Depreciation and amortization expenses	720,737	991,074	710,737
Rental and related expenses	273,493	250,597	235,535
Travel and entertainment expenses	135,891	82,955	55,807
Others	283,460	321,746	262,192
Total	13,431,399	13,037,304	10,604,993